Environmental Provisions (Tables)	12 Months Ended
Dec. 31, 2014
Environmental Remediation Obligations [Abstract]
Schedule of Environment Provisions

The environmental provisions as of December 31, 2014 and December 31, 2013 were as follows:

(in US$ millions)	2014	2013
Antwerp Terminals Processing Company N.V. (Belgium)	5.8	9.5
Eurotank Amsterdam B.V. (The Netherlands)	17.2	20.6

Total provision	23.0	30.1